Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2016
Insurance [Abstract]
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2015	2016
Universal life insurance	1,555,700	1,634,642
Investment contracts	591,951	638,737
Other	111,863	127,941

Total	2,259,514	2,401,320